Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson High-Yield Fund
Janus Henderson All Asset Fund	Janus Henderson International Managed Volatility Fund
Janus Henderson Diversified Alternatives Fund	Janus Henderson Large Cap Value Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Emerging Markets Managed Volatility Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Select Value Fund
Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Short-Term Bond Fund
Janus Henderson Global Allocation Fund – Growth	Janus Henderson Small Cap Value Fund
Janus Henderson Global Allocation Fund – Moderate	Janus Henderson Strategic Income Fund
Janus Henderson Global Bond Fund	Janus Henderson U.S. Managed Volatility Fund
Janus Henderson Global Income Managed Volatility Fund	Janus Henderson Value Plus Income Fund
Janus Henderson Global Unconstrained Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Class I Shares

Supplement dated January 28, 2019

to Currently Effective Prospectuses

Effective January 28, 2019, the eligibility for purchasing Class I Shares is expanded to include eligible retail brokerage platforms. If you purchase Class I Shares through an eligible retail brokerage platform, you may be charged a commission by your broker or other financial institution. In such circumstances, the commission charged by your broker or other financial institution is paid by you, not by the Funds. The imposition of a commission by your broker or financial institution does not impact the net asset value for Class I Shares.

In response to the above changes, the Funds’ Prospectuses will be revised as follows:

1.

Under “Fees and Expenses of the Fund” in the Fund Summary section of the Funds’ Prospectuses (except the Prospectus for Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate), the following sentence replaces the last sentence of the first paragraph in its entirety:

You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.

2.

Under “Fees and Expenses of the Fund” in the Fund Summary section of Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate’s Prospectus, the following sentence is added as the last sentence of the first paragraph:

You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares of the Fund that are not reflected in the table or in the example below.

3.

Under “Purchase and Sale of Fund Shares” in the Fund Summary section of the Funds’ Prospectuses, the following footnote replaces the first footnote after the Minimum Investment Requirements table in its entirety:

* Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, accounts held through certain wrap programs, and certain retail brokerage accounts.

4.

Under “Payments to Broker-Dealers and Other Financial Intermediaries” in the Fund Summary section of the Funds’ Prospectuses, the following sentences are added immediately before the last sentence of the paragraph:

There is some regulatory uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Class I Shares where a financial intermediary has imposed its own sales charges or transaction fees. As a result, based on future regulatory developments, such payments may be terminated, or the Fund may prohibit financial intermediaries from imposing such sales charges or transaction fees in connection with Class I Shares.

5.

In the Shareholder’s Guide section of the Funds’ Prospectuses (except the Prospectus for Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate), the following information replaces the corresponding information in its entirety:

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares may also be available to retail investors purchasing in qualified or nonqualified accounts where such accounts are held through an omnibus account at your broker or financial intermediary. For more information please refer to Appendix A which accompanies this Prospectus. Class I Shares pay financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided to or on behalf of shareholders. In addition to these fees and expenses paid by Class I Shares, your broker or financial intermediary may impose a commission or other sales charge on purchases. The nature and amount of such commission or other sales charge for your purchases is determined solely by your broker or financial intermediary; for more information please contact your broker or financial intermediary representative. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public pension plans and foundations/endowments, who established Class I Share accounts before August 4, 2017.

6.

In the Shareholder’s Guide section of Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate’s Prospectus, the following information replaces the corresponding information in its entirety:

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares may also be available to retail investors purchasing in qualified or nonqualified accounts where such accounts are held through an omnibus account at your broker or financial intermediary. For more information please refer to Appendix B which accompanies this Prospectus. Class I Shares pay financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided to or on behalf of shareholders. In addition to these fees and expenses paid by Class I Shares, your broker or financial intermediary may impose a commission or other sales charge on purchases. The nature and amount of such commission or other sales charge for your purchases is determined solely by your broker or financial intermediary; for more information please contact your broker or financial intermediary representative. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public pension plans and foundations/endowments, who established Class I Share accounts before August 4, 2017.

7.

Under “Pricing of Fund Shares” in the Shareholder’s Guide section of the Funds’ Prospectuses (except the Prospectus for Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate), the following sentence replaces the third sentence in the second paragraph in its entirety:

For Class I Shares or Class N Shares, although purchases and redemptions are made at the net asset value calculated after your order is received, you may be charged a commission by your broker or other financial institution.

8.

Under “Pricing of Fund Shares” in the Shareholder’s Guide section of Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate’s Prospectus, the following sentences are added after the second sentence in the second paragraph:

For Class I Shares, although purchases and redemptions are made at the net asset value calculated after your order is received, you may be charged a commission by your broker or other financial institution. The nature and amount of the commission and the times at which it may be collected are determined by your broker.

9.	Under “Choosing a Share Class” in the Shareholder’s Guide section of the Funds’ Prospectuses, the following replaces the corresponding information in its entirety:

Class I Shares*
Initial sales charge on purchases	None
Deferred sales charge (CDSC)	None
Administrative fees	Pays administrative, networking or omnibus fees to certain intermediaries*
Minimum initial investment • institutional investors (investing directly with a Fund) • through an intermediary institution	$1,000,000 $2,500**
Maximum purchase	None
Minimum aggregate account balance	None
12b-1 fee	None
*

In addition to these fees and expenses, your broker or financial intermediary may impose a commission or other sales charge on your purchases of Class I Shares. The nature and amount of such commission or other sales charge is determined solely by your broker or financial intermediary; for more information please contact your broker or financial intermediary representative.

**	Exceptions to this minimum may apply for certain tax-deferred, tax-qualified and retirement plans, accounts held through certain wrap programs, and certain retail brokerage accounts.

10.	Under “Purchases – Minimum Investment Requirements” in the Shareholder’s Guide section of the Funds’ Prospectuses, the following information replaces the corresponding information in its entirety:

Class I Shares

The minimum investment is $1 million for institutional investors (including, but not limited to, corporations, certain retirement plans, public pension plans and foundations/endowments) who established Class I Share accounts before August 4, 2017 and invest directly with Janus Capital. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the same Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Directors, officers, and employees of Janus Henderson Group plc (“JHG”) and its affiliates, as well as Trustees and officers of the Funds, may purchase Class I Shares through certain financial intermediaries’ institutional platforms. For more information about this program and eligibility requirements, please contact a Janus Henderson representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, accounts held through certain wrap programs, and certain retail brokerage accounts. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus Henderson representative, as applicable.

11.

In the Appendix A – Intermediary Sales Charge Waivers and Discounts or, as applicable, Appendix B – Intermediary Sales Charge Waivers and Discounts section of the Funds’ Prospectuses, the following paragraph is added:

UBS Financial Services Inc.

The following information is provided by UBS Financial Services Inc.:

UBS Financial Services Inc. (“UBS”) may offer Class I Shares to its retail brokerage clients whose Shares are held in omnibus accounts at UBS, or its designee, without a sales charge, load or 12b-1 distribution/service fee. For these clients UBS may charge commissions or transaction fees with respect to brokerage transactions in Class I Shares. Such fees are imposed by UBS for its retail brokerage clients, not the Funds, and are not paid by other purchasers of Class I Shares. The imposition of such fees by UBS does not impact the net asset value calculated after your order for Class I Shares is received by the Funds. Please contact your UBS representative for more information about these fees and other eligibility requirements.

Please retain this Supplement with your records.

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